Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2019
Assets Held-for-Sale [Abstract]
Assets Held-for-Sale

Assets held-for-sale as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Land(*1)	￦	2,765	23,002
Building(*1)		19,369	193
Investments(*2, 3, 4)		747	4,921

	￦	22,881	28,116

(*1)

The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, determined to dispose the premises in Yongin as part of the government’s plan to relocate state-run companies for balanced national development and moved the head office to Gimcheon, Gyeongsangbukdo, in August 2015. As the Company believes the book value of Yongin premises will be recovered by a disposal transaction rather than continuous operation, its reclassified buildings, land and structures as assets held-for-sale. However, since the sale price of the premises has been expected to rise in accordance with the development plan in Yongin, Gyeonggi Province, the Company has not actively carried out the procedure for the sale since May 2019. For this reason, the premises no longer satisfy the definition of assets held-for-sale by as prescribed by IFRS 5 ‘Non-current Assets Held for Sale and Discontinued Operations’, due to the period required to complete the sale is expected to be more than one year under the circumstances that can be controlled by the Company. Accordingly, the Company reclassified the premises as investment properties.

(*2)	Ulleungdo Natural Energy Co., Ltd. was in the process of liquidating its business as of December 31, 2019 and has been reclassified to assets held-for-sale, accordingly.

(*3)	Garolim Tidal Power Plant Co., Ltd. was in the process of liquidating its business as of December 31, 2019 and has been reclassified to assets held-for-sale, accordingly.

(*4)

As of December 31, 2018, the Company reclassified investment of its subsidiary, KOWEPO India Private Limited, as assets held-for-sale due to the decision to liquidate the company. The liquidation process was completed during the year ended December 31, 2019.